Convertible Preferred Stock and Stockholders' Equity - Schedule of Estimated Fair Value of Option Award Granted Determined Using Black-Scholes Option-Pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Sale Of Subsidiary [Abstract]
Expected volatility	90.90%	89.80%
Risk-free interest rate	2.20%	1.30%
Expected dividend yield	0.00%	0.00%
Expected term (years)	5 years 10 months 25 days	5 years 9 months 18 days